Mineral interests	6 Months Ended
Jun. 30, 2023
Mineral interests
Mineral interests

8. Mineral interests

	Mineral
June 30, 2023	Streams	Royalties	Total (1)
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions (2)	76,700	524,808	601,508
Disposals (3)	—	(3,000)	(3,000)
As at June 30, 2023	$1,357,954	$807,665	$2,165,619

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(22,061)	(9,607)	(31,668)
As at June 30, 2023	$(306,156)	$(64,452)	$(370,608)
Carrying value	$1,051,798	$743,213	$1,795,011

	Mineral
December 31, 2022	Streams	Royalties	Total(1)
Cost
As at January 1, 2022	$1,277,091	$234,476	$1,511,567
Additions(4)	4,163	53,782	57,945
Disposals(5)	—	(2,401)	(2,401)
As at December 31, 2022	$1,281,254	$285,857	$1,567,111

Accumulated depletion and impairments
As at January 1, 2022	$(244,506)	$(41,828)	$(286,334)
Depletion	(39,589)	(9,417)	(49,006)
Impairment charges(6)	—	(3,600)	(3,600)
As at December 31, 2022	$(284,095)	$(54,845)	$(338,940)
Carrying value	$997,159	$231,012	$1,228,171
1.	Includes 1,186,455 (2022: $1,036,220) of depletable mineral interest and $608,556 (2022: $191,951) of non-depletable mineral interest.
2.	Reflects acquisition of Maverix, including transaction costs that have been capitalized during the first quarter of 2023. In addition, Triple Flag acquired the Agbaou royalty in the second quarter of 2023 for $15,463 and funded an additional $3,667 for the Clean Air Metals royalty.
3.	Reflects the Eastern Borosi royalty buy-down in the second quarter of 2023 which resulted in a loss of $1,000.
4.	Reflects NCU Royalty and Stream amendment, acquisition of Clean Air Metals royalty, Beaufor royalty, and Sofia royalty. Transaction costs incurred to date have been capitalized.
5.	Reflects Talon royalty buy-down in 2022 which resulted in a gain of $2,099.
6.	Reflects impairment charge taken for the Beaufor royalty in 2022.

Significant cash flowing mineral interests acquired as part of the Maverix acquisition includes (see Note 4):

La Colorada

La Colorada mine is a long life underground polymetallic mine located in Mexico. Under the stream agreement with Pan American Silver, operator of La Colorada mine, the Company receives 100% of the gold produced from the mine with an ongoing payment of $650 per ounce of gold. The stream is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the stream interest was $22,500, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, long term consensus prices and an estimated mine life of 18 years.

El Mochito

El Mochito is a mine located in north-western Honduras. Under the stream arrangement with Kirungu, the operator of El Mochito mine, the Company receives 25% of the silver produced from the mine with an ongoing payment of 25% of spot silver price. The stream is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the stream interest was $24,300, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, long term consensus prices and an estimated mine life of 9 years.

Beta Hunt

Beta Hunt mine is located in the prolific Kambalda mining district, located 600km from Perth, Western Australia. As part of the royalty agreement with Karora Resources, operator of Beta Hunt, the Company holds a 3.25% GRR and 1.5% NSR Royalty on gold and 1.5% NSR royalty on nickel. The royalty is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the royalty interest was $46,400, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, long term consensus prices and an estimated mine life of 8 years.

Camino Rojo

Camino Rojo oxide gold mine is a gold and silver open-pit heap leach mine located in Mexico. As part of the royalty agreement with Orla Mining, operator of Camino Rojo, the Company holds a 2.0% NSR Royalty. The royalty is uncapped and has no buyback provisions. On acquisition, the fair value ascribed to the royalty interest was $27,400, which was determined using a discounted cash flow model. Key assumptions used in the analysis were 5% discount rate, long term consensus prices and an estimated mine life of 10 years.